Notes Payable (Details Narrative) (10-K)	Oct. 30, 2017 USD ($) Subscribers $ / shares	Sep. 07, 2017 USD ($)	Jun. 08, 2017 USD ($) Subscribers $ / shares	Mar. 02, 2017 USD ($) Subscribers $ / shares	Dec. 31, 2016 USD ($) Subscribers $ / shares	Sep. 14, 2015 USD ($) Subscribers $ / shares	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Unsecured convertible note, principal amount							$ 1,250,000
Debt instrument interest rate		5.00%
Accrued interest					$ 17,945		$ 100,861	$ 52,949
Proceeds from shareholders loan		$ 250,000
Private Placement Subscription Agreement [Member]
Number of subscribers | Subscribers	35
Private Placement Subscription Agreement [Member] | First Note [Member]
Unsecured convertible note, principal amount						$ 73,825		73,825
Unsecured convertible note, term						5 years
Number of subscribers | Subscribers						1
Debt instrument interest rate						18.00%
Convertible note conversion price per share | $ / shares						$ 0.03
Outstanding balance of debt					91,734			103,463
Accrued interest					17,909			30,509
Private Placement Subscription Agreement [Member] | Second Note [Member]
Unsecured convertible note, principal amount					$ 50,000			50,000
Unsecured convertible note, term					5 years
Number of subscribers | Subscribers					1
Debt instrument interest rate					18.00%
Convertible note conversion price per share | $ / shares					$ 0.03
Outstanding balance of debt					$ 50,025			59,025
Accrued interest					25			9,025
Private Placement Subscription Agreement [Member] | Third Note [Member]
Unsecured convertible note, principal amount					$ 21,500			21,500
Unsecured convertible note, term					5 years
Number of subscribers | Subscribers					1
Debt instrument interest rate					18.00%
Convertible note conversion price per share | $ / shares					$ 0.03
Outstanding balance of debt					$ 21,511			25,380
Accrued interest					11			3,880
Private Placement Subscription Agreement [Member] | Fourth Note [Member]
Unsecured convertible note, principal amount				$ 20,000				20,000
Unsecured convertible note, term				5 years
Number of subscribers | Subscribers				1
Debt instrument interest rate				18.00%
Convertible note conversion price per share | $ / shares				$ 0.03
Outstanding balance of debt					0			22,998
Accrued interest					0			2,998
Private Placement Subscription Agreement [Member] | Fifth Note [Member]
Unsecured convertible note, principal amount			$ 10,000					10,000
Unsecured convertible note, term			5 years
Number of subscribers | Subscribers			1
Debt instrument interest rate			18.00%
Convertible note conversion price per share | $ / shares			$ 0.03
Outstanding balance of debt					0			11,016
Accrued interest					0			1,016
Private Placement Subscription Agreement [Member] | Sixth Note [Member]
Unsecured convertible note, principal amount	$ 250,000							250,000
Unsecured convertible note, term	3 years
Number of subscribers | Subscribers	1
Debt instrument interest rate	10.00%
Convertible note conversion price per share | $ / shares	$ 0.10
Outstanding balance of debt					0			254,247
Accrued interest					0			4,247
Private Placement Subscription Agreement [Member] | Seventh Note [Member]
Unsecured convertible note, principal amount	$ 75,000							75,000
Unsecured convertible note, term	3 years
Number of subscribers | Subscribers	1
Debt instrument interest rate	10.00%
Convertible note conversion price per share | $ / shares	$ 0.10
Outstanding balance of debt					0			76,274
Accrued interest					$ 0			$ 1,274